Income Taxes (Schedule Of Change In Unrecognized Tax Benefits) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Pacific Gas And Electric Company [Member]
Balance at beginning of year	$ 581	$ 506	$ 714
Additions for tax position taken during a prior year	12	32	2
Reductions for tax position taken during a prior year	(6)	(13)	(198)
Additions for tax position taken during the current year	79	67	3
Settlements	0	(11)	(15)
Balance at end of year	666	581	506
Utility [Member]
Balance at beginning of year	575	503	712
Additions for tax position taken during a prior year	12	26	2
Reductions for tax position taken during a prior year	(6)	(10)	(196)
Additions for tax position taken during the current year	79	67	0
Settlements	0	(11)	(15)
Balance at end of year	$ 660	$ 575	$ 503